Warrants - Common Stock Warrants (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Mar. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)		522,009	24,333,365
Exercise/Issuance of warrants		$ 4,322
Warrants and Rights Subject to Mandatory Redemption | Common stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)	522,009
Exercise/Issuance of warrants	$ 4,300